Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Number of Shares, Granted				0	0
Weighted Average Exercise Price, Outstanding, Exercisable			$ 49.99
Eos SENOLYTIXS Inc [Member]
Offsetting Assets [Line Items]
Number of Shares, Vested and expected to vest	35,292		129,412	35,292
Share-Based Payment Arrangement, Option [Member]
Offsetting Assets [Line Items]
Number of Shares, Vested and expected to vest
Vested and expected to vest, Exercisable
Aggregate Intrinsic Value, Vested and expected to vest
Share-Based Payment Arrangement, Option [Member] | Eos SENOLYTIXS Inc [Member]
Offsetting Assets [Line Items]
Number of Shares, Outstanding, Balance			683,990	137,815
Weighted Average Exercise Price, Outstanding, Balance			$ 0.01	$ 0.01
Aggregate Intrinsic Value, Balance
Number of Shares, Granted		137,815	164,704	546,175
Weighted Average Exercise Price, Granted		$ 0.01	$ 3.65	$ 0.01
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Forfeited or expired
Weighted Average Exercise Price, Forfeited or expired
Number of Shares, Outstanding, Balance	683,990	137,815	848,694	683,990	137,815
Weighted Average Exercise Price, Outstanding, Balance	$ 0.01	$ 0.01	$ 0.72	$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term (Years), Outstanding	9 years 1 month 20 days	9 years 11 months 19 days	8 years 9 months 25 days	9 years 1 month 20 days
Aggregate Intrinsic Value, Balance			$ 13,819,700
Number of Shares, Exercisable	34,450		59,518	34,450
Weighted Average Exercise Price, Outstanding, Exercisable	$ 0.01		$ 0.01	$ 0.01
Weighted Average Remaining Contractual Term (Years), Exercisable			8 years 5 months 26 days	8 years 11 months 19 days
Aggregate Intrinsic Value, Exercisable			$ 1,011,306
Number of Shares, Vested and expected to vest	683,990		848,694	683,990
Vested and expected to vest, Exercisable	$ 0.01	$ 0.01	$ 0.72	$ 0.01	$ 0.01
Aggregate Intrinsic Value, Vested and expected to vest			$ 13,819,700
Aggregate Intrinsic Value, Exercisable			$ 1,011,306
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest			8 years 9 months 25 days	9 years 1 month 20 days
Equity Option [Member]
Offsetting Assets [Line Items]
Number of Shares, Outstanding, Balance			33,858	34,046
Weighted Average Exercise Price, Outstanding, Balance			$ 17.67	$ 30.55
Aggregate Intrinsic Value, Balance
Number of Shares, Granted
Weighted Average Exercise Price, Granted
Number of Shares, Exercised
Weighted Average Exercise Price, Exercised
Number of Shares, Forfeited or expired			(1,569)	(188)
Weighted Average Exercise Price, Forfeited or expired			$ 48.53	$ 2,350.64
Number of Shares, Outstanding, Balance	33,858	34,046	32,289	33,858	34,046
Weighted Average Exercise Price, Outstanding, Balance	$ 17.67	$ 30.55	$ 16.17	$ 17.67	$ 30.55
Weighted Average Remaining Contractual Term (Years), Outstanding			5 years 3 months 14 days	5 years 8 months 19 days
Aggregate Intrinsic Value, Balance
Number of Shares, Exercisable	30,961		30,858	30,961
Weighted Average Exercise Price, Outstanding, Exercisable	$ 18.95		$ 16.73	$ 18.95
Weighted Average Remaining Contractual Term (Years), Exercisable			5 years 2 months 23 days	5 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable
Aggregate Intrinsic Value, Exercisable